Label	Element	Value
AllianzGI Global Dynamic Allocation Fund
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ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 23, 2020 to the

Statutory Prospectus for Class A, Class C, Class R, Class R6, Institutional Class,

Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund

(for purposes of this section only, the “Fund”)

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Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will hereby be revised and restated in its entirety as follows:

Fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The Fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers responsible for allocation believe may affect the value of the Fund’s investments. In making investment decisions for the Fund, the portfolio managers seek to identify trends and turning points in the global markets. To gain exposure to the various asset classes, the Fund incorporates actively managed strategies and/or passive instruments. The Fund seeks to achieve its investment objective through active allocation among global equity, fixed income and a range of other asset classes, which the portfolio managers designate as “opportunistic”, together with actively managed strategies within those asset classes. The Fund may also invest in affiliated and unaffiliated mutual funds, exchange-traded funds (“ETFs”) and exchange-traded notes, other pooled vehicles and derivative instruments such as futures, among others, as further described below. The Fund also seeks to mitigate risk in extremely negative market environments, by decreasing exposure to asset classes, such as equities, experiencing strong downward trends.

The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in U.S. dollar- denominated fixed income securities. The Fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the Fund is managed. The Equity Component can include exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. The Fixed Income Component primarily consists of U.S. government and government agency debt, U.S. investment grade securities, U.S. securitized debt and U.S. short-term high yield corporate bonds. The portfolio managers responsible for allocation will typically over- or under-weight the Fund against this baseline long-term allocation, depending upon their view of the relative attractiveness of the investment opportunities available, which will change over time. The Fund may also use an “Opportunistic Component” whereby it invests up to 20% of its assets in any combination of asset classes outside of the core holdings in the Equity Component or the Fixed Income Component. The particular asset classes represented by investments within the Opportunistic Component are expected to change over time as the portfolio managers identify trends and opportunities. Currently, the portfolio managers focus their Opportunistic Component positions around the following asset classes: emerging market debt, international debt (which may be denominated either in non-U.S. currencies or in U.S. dollars), intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities and volatility-linked derivatives. Investments made through dedicated single asset class sleeves of the Fund such as fixed income and equity (as described below) are not considered part of the Opportunistic Component, even where the specific type of instrument falls under one of the asset classes listed above as the current focus of the Opportunistic Component. The Fund generally expects to gain a significant portion of its exposure to “opportunistic” asset classes indirectly through investments in exchange-traded notes, other investment companies and pooled vehicles, and derivative instruments, although such exposure also may be gained directly.

The portfolio managers analyze market cycles, economic cycles and valuations across asset classes, which may cause them to adjust the Fund’s exposures to individual holdings and asset classes. In determining whether and how to allocate Fund assets, they regularly assess the Fund’s overall allocations to each strategy and consider the merits of increasing or decreasing the relative balance among asset classes in the portfolio, and may adjust the Fund’s allocations to the various asset classes through the use of derivatives and other instruments and investment techniques.

The portfolio managers also employ a risk management strategy, which may cause an adjustment to the Fund’s asset allocation in an effort to mitigate certain downside risks. Under normal circumstances, based on the portfolio managers’ assessment of market conditions, the Equity Component may range between approximately 20% and 100% of the Fund’s assets and the Fixed Income Component may range between approximately 0% and 80% of the Fund’s assets. Apart from this strategic asset allocation, the Fund may use its Opportunistic Component. As a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss.

The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the Fund’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals to increase the return potential in favorable markets. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility, whereas positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the portfolio managers recognize negative momentum for an asset class, the Fund may reduce its exposure to that asset class; and when they recognize positive momentum, the portfolio managers may increase exposure. The portfolio managers expect to make use of volatility-linked derivatives to take advantage of differences between realized and implied volatility on a range of asset classes and to hedge risks in the portfolio.

Within the “Equity” and “Fixed Income” component limits described above, the Fund intends to make extensive use of four security selection strategies, namely, Best Styles Global Equity, Best Styles Global Managed Volatility, Global Growth and US Fixed Income – Credit. Each of these strategies is managed by a dedicated portfolio manager or team of portfolio managers in a separate sleeve of the Fund. These portfolio managers are not responsible for setting or adjusting the asset allocation of the Fund’s portfolio. A description of the investment process used for each of these strategies is set forth below.

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Best Styles Global Equity. This strategy focuses on investments in globally diverse equity securities, including emerging market equities. The Best Styles Global Equity investment strategy centers on the portfolio managers’ belief that individual investment styles (Value, Earnings Change, Price Momentum, Growth, and Quality) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

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Best Styles Global Managed Volatility. The investment process for the Best Styles Global Managed Volatility strategy mirrors the approach used for the Best Styles Global Equity strategy described above, except that the responsible portfolio managers also seek to control for risks associated with volatility and accordingly conduct the security-selection process used for this sleeve with reference to the MSCI ACWI Minimum Volatility Index, which is designed to reflect the performance characteristics of a minimum variance strategy applied to the MSCI ACWI equity universe.

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Global Growth. This strategy focuses on investments in equity securities across a range of countries globally. The portfolio managers follow a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis, targeting investments in companies primarily based on analysis of three criteria: structural growth, quality and valuation. In identifying issuers likely to benefit from structural growth, the portfolio managers will seek out issuers with superior business models, best-in-class technology and exposure to secular market growth drivers in order to compound issuers’ earnings and cash flows over the long term. In evaluating the quality of potential investment targets, the portfolio managers will consider issuers’ balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long term. The portfolio managers will apply the valuation criterion by making investments in companies whose potential value they believe is not yet reflected in market valuations, and whose ability to satisfy the Portfolio’s key investment criteria is likely to be sustainable in the long-term. The investment decisions of the portfolio managers are not normally guided by sector or geography, or by weightings of the strategy’s performance benchmark, namely the MSCI All Country World Index (ACWI).

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US Fixed Income – Credit. This strategy focuses on investments in U.S. dollar-denominated fixed income securities that, at the time of investment, are primarily investment-grade securities or otherwise determined by the portfolio manager to be of comparable quality. This strategy may also hold other types of fixed income securities, including high yield debt (commonly know as “junk bonds”), as well as preferred securities. The responsible portfolio manager uses proprietary research to identify segments of opportunity in U.S. fixed-income markets and applies strategic sector rotation alongside bottom-up security selection. The portfolio manager normally adjusts the average duration of investments in the strategy with reference to (though may depart materially from) the maturity characteristics of the Bloomberg Barclays U.S. Credit Index (which as of June 30, 2020 had an effective duration of 8.28 years). Investments made through this sleeve are not considered “opportunistic” holdings, even where the specific instruments (e.g., high yield debt) would otherwise be eligible for inclusion in the Opportunistic Component.

The Fund may invest in any type of equity or fixed income security, including common stocks, preferred securities, mutual funds, ETFs and exchange-traded notes, warrants and convertible securities, mortgage-backed securities, asset- backed securities, and government and corporate bonds and other debt instruments. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities.

In implementing these investment strategies, the Fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund, currency forwards, and structured notes. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to adjust the portfolio’s exposure to specific asset classes; and otherwise to manage portfolio characteristics. When making use of volatility-linked derivatives as part of its Opportunistic Component, the Fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500 Index or on the Euro Stoxx 50 Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component and the Opportunistic Component of the Fund. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivative transactions.

Please retain this Supplement for future reference.